Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.31%
Alabama: 4.35%
Education revenue: 0.10%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$803,593
Health revenue: 0.52%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,221,460
Housing revenue: 0.19%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,529,546
Utilities revenue: 3.54%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,090,413
Black Belt Energy Gas District Series B	5.00	10-1-2035	3,500,000	3,655,142
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,600,000	1,724,457
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,249,966
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,504,843
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,024,657
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,300,206
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,604,340
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,000,000	2,111,502
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,000,000	2,248,586
				28,514,112
				35,068,711
Alaska: 0.39%
Airport revenue: 0.16%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2043	1,200,000	1,266,305
Health revenue: 0.23%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,847,746
				3,114,051
Arizona: 2.30%
Education revenue: 1.69%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	564,666
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	891,855
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,037,372
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,040,000	1,041,286
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,475,832
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	1,999,861
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	645,000	640,693
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	978,719
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	463,673
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00%	7-1-2035	$3,000,000	$3,009,707
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	500,000	471,069
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	1,000,000	1,013,624
				13,588,357
Health revenue: 0.12%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2030	495,000	498,430
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	471,668
				970,098
Industrial development revenue: 0.21%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,285,000	1,311,820
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	418,341
				1,730,161
Utilities revenue: 0.28%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,243,719
				18,532,335
California: 2.19%
Airport revenue: 0.73%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,028,849
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,823,502
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,016,430
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	2,000,000	1,999,876
				5,868,657
GO revenue: 0.01%
Hawthorne School District Series C CAB (NPFGC Insured)¤	0.00	11-1-2025	100,000	99,784
Health revenue: 0.15%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,207,744
Housing revenue: 0.06%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	429,233	437,942
Transportation revenue: 0.25%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,016,430
Utilities revenue: 0.99%
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	1,000,000	1,058,737
Central Valley Energy Authorityøø	5.00	12-1-2055	1,500,000	1,642,400
Los Angeles Department of Water & Power System Revenue Series F-2 (JPMorgan Chase Bank N.A. SPA)ø	3.00	7-1-2047	3,000,000	3,000,000
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	2,000,000	2,295,323
				7,996,460
				17,627,017
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 3.56%
Airport revenue: 0.16%
City & County of Denver Airport System Revenue Series B	5.25%	11-15-2053	$1,250,000	$1,302,250
Education revenue: 0.04%
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	310,000	310,716
GO revenue: 1.31%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	749,618
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	821,039
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	748,000	646,665
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	500,000	502,317
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	950,368
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	618,219
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,401,348
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,836,353
				10,525,927
Health revenue: 0.95%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,824,596
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,038,791
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,025,714
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,801,478
				7,690,579
Industrial development revenue: 0.31%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,530,896
Miscellaneous revenue: 0.34%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2054	1,200,000	1,201,487
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	1,500,000	1,517,735
				2,719,222
Utilities revenue: 0.45%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,625,283
				28,704,873
Connecticut: 1.36%
Education revenue: 0.64%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,145,992
GO revenue: 0.26%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,074,398
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Town of Hamden Series A (BAM Insured)	4.00%	8-1-2039	$500,000	$501,606
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	541,487
				2,117,491
Health revenue: 0.46%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	809,052
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,037,633
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	5.50	10-1-2035	800,000	828,863
				3,675,548
				10,939,031
District of Columbia: 0.28%
Airport revenue: 0.28%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,520,951
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	740,934
				2,261,885
Florida: 8.47%
Airport revenue: 3.41%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,502,864
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,368,194
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,006,287
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,037,418
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,312,792
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,708,342
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,592,414
				27,528,311
Education revenue: 0.72%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,500,000	1,553,536
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,003,646
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	500,000	477,864
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,245,666
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,500,323
				5,781,035
Health revenue: 2.86%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,500,670
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,331,460
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,613,167
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00%	7-1-2030	$225,000	$244,060
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	490,621
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	270,588
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	268,472
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	504,590
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	502,085
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,085,364
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	1,000,000	1,006,952
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	2,000,000	1,815,876
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	215,664
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	992,607
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,921,923
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	1,979,363
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	780,494
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,266,488
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,264,116
				23,054,560
Miscellaneous revenue: 0.23%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	890,706
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	1,000,000	957,603
				1,848,309
Resource recovery revenue: 0.21%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,700,000	1,716,141
Transportation revenue: 0.63%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,822
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,885
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2037	4,000,000	4,034,527
				5,086,234
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	535,647
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.34%
County of Orange Water Utility System Revenue	5.00%	10-1-2040	$1,090,000	$1,158,536
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,556,380
				2,714,916
				68,265,153
Georgia: 4.32%
Airport revenue: 0.38%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	3,048,464
Education revenue: 0.18%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	498,297
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	930,892
				1,429,189
Health revenue: 0.12%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,008,227
Housing revenue: 0.32%
Georgia HFA Series A	4.70	12-1-2054	2,600,000	2,600,576
Industrial development revenue: 0.12%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	50,998
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	915,535
				966,533
Miscellaneous revenue: 0.22%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,768,590
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	500,000	506,424
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	507,494
				1,013,918
Utilities revenue: 2.85%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,326,910
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,082,414
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,075,920
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	2,500,000	2,714,813
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,536,627
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,142,636
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series E-1øø	5.00%	12-1-2053	$3,000,000	$3,232,540
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	831,980
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2064	4,000,000	4,017,652
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,008,524
				22,970,016
				34,805,513
Guam: 0.16%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	393,354
Miscellaneous revenue: 0.11%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	928,867
				1,322,221
Hawaii: 0.25%
Airport revenue: 0.25%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,010,693
Idaho: 0.45%
Education revenue: 0.14%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	800,202
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	305,000	305,278
				1,105,480
Health revenue: 0.31%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,537,272
				3,642,752
Illinois: 12.04%
Airport revenue: 0.79%
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,002,383
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,847,579
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	505,873
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	2,000,000	2,052,921
				6,408,756
Education revenue: 0.76%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,790,498
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,540,225
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Illinois Finance Authority Wesleyan University	5.00%	9-1-2036	$2,345,000	$2,365,027
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	473,446
				6,169,196
GO revenue: 4.91%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,559,769
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,277,472
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,060,979
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,886,082
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	3,759,740
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	990,958
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,004,251
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,004,137
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,230,105
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,003,018
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,764,416
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2031	800,000	669,045
City of Chicago Series A	5.00	1-1-2045	5,000,000	4,771,660
City of Chicago Series A	5.25	1-1-2045	1,000,000	984,065
City of Chicago Series E	6.00	1-1-2042	1,170,000	1,259,412
County of Will	4.00	11-15-2047	1,645,000	1,499,927
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,000,248
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,189,257
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	989,537
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	442,353
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,250,420
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2032	715,000	729,757
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2033	745,000	756,395
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2035	475,000	479,945
				39,562,948
Health revenue: 1.56%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,553,412
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,356,996
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,750,299
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,058,565
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	854,699
				12,573,971
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.58%
Illinois Sports Facilities Authority	5.00%	6-15-2029	$1,000,000	$1,049,903
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	688,316
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,732,327
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	9,272,445
				12,742,991
Tax revenue: 1.51%
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2049	5,360,000	5,468,445
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,736,462
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	1,500,000	1,503,131
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2031	2,500,000	2,505,008
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	991,292
				12,204,338
Transportation revenue: 0.67%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,835,831
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,557,422
				5,393,253
Water & sewer revenue: 0.26%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2048	1,000,000	1,043,126
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2037	1,000,000	1,021,595
				2,064,721
				97,120,174
Indiana: 1.26%
Education revenue: 0.18%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,467,544
Health revenue: 0.67%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,406,634
Industrial development revenue: 0.41%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,210,473
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,042,724
				3,253,197
				10,127,375
Kansas: 0.84%
Tax revenue: 0.84%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	12,265,000	6,787,586
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 1.16%
Health revenue: 0.52%
County of Warren Bowling Green Community Hospital Corp.	5.25%	4-1-2054	$3,000,000	$3,085,870
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,067,715
				4,153,585
Housing revenue: 0.30%
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	2,325,000	2,445,236
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,202,633
Utilities revenue: 0.19%
Paducah Electric Plant Board Series A (AG Insured)	5.00	10-1-2035	1,510,000	1,530,794
				9,332,248
Louisiana: 0.80%
Airport revenue: 0.08%
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	660,217
Industrial development revenue: 0.22%
Parish of St. James NuStar Logistics LP144Aøø%%	3.70	8-1-2041	750,000	751,891
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	995,070
				1,746,961
Tax revenue: 0.25%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,060,873
Water & sewer revenue: 0.25%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	510,477
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	508,106
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	572,820
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	418,580
				2,009,983
				6,478,034
Maryland: 1.42%
Airport revenue: 0.24%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,039,447
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	655,092
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	233,992
				1,928,531
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.35%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00%	8-1-2048	$2,730,000	$2,825,595
GO revenue: 0.24%
County of Baltimore	4.00	3-1-2042	2,000,000	1,983,125
Health revenue: 0.59%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,218,228
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	515,036
				4,733,264
				11,470,515
Massachusetts: 1.24%
Airport revenue: 0.38%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,080,704
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	1,000,000	1,008,274
				3,088,978
Health revenue: 0.86%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,000,290
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,099,010
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,786,225
				6,885,525
				9,974,503
Michigan: 2.95%
Health revenue: 0.29%
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	1,500,000	1,329,251
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	1,021,105
				2,350,356
Miscellaneous revenue: 0.91%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,806,213
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,003,329
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,501,249
				7,310,791
Utilities revenue: 0.39%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,181,493
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 1.36%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00%	7-1-2036	$2,890,000	$2,923,252
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,020,437
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	4,000,000	4,028,656
				10,972,345
				23,814,985
Minnesota: 0.61%
Airport revenue: 0.08%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	666,953
Education revenue: 0.01%
City of Independence Beacon Academy Series A	4.25	7-1-2026	80,000	79,642
Housing revenue: 0.52%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.86	11-1-2035	4,150,000	4,150,000
				4,896,595
Mississippi: 0.45%
Miscellaneous revenue: 0.45%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	570,000	570,812
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,057,275
				3,628,087
Missouri: 0.62%
Miscellaneous revenue: 0.62%
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00	3-1-2049	5,000,000	5,005,753
Nevada: 0.89%
GO revenue: 0.72%
Clark County School District Series A (AG Insured)	4.00	6-15-2035	2,000,000	2,017,693
Clark County School District Series A (AG Insured)	4.00	6-15-2040	750,000	737,229
County of Clark Series A	5.00	5-1-2048	3,000,000	3,041,746
				5,796,668
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	545,605
Utilities revenue: 0.10%
County of Washoe Sierra Pacific Power Co. Series F AMTøø	4.13	3-1-2036	850,000	860,347
				7,202,620
New Hampshire: 0.52%
Housing revenue: 0.23%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	1,821,065	1,830,856
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.13%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50%	10-1-2033	$1,000,000	$1,045,889
Water & sewer revenue: 0.16%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	848,716
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	480,000	482,111
				1,330,827
				4,207,572
New Jersey: 2.93%
Education revenue: 0.27%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2041	530,000	524,769
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	200,000	201,521
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,476,714
				2,203,004
Housing revenue: 1.68%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	208,237
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,144,503
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,375,000
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,500,486
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	2,067,225
New Jersey TTFA Series A	4.00	6-15-2042	750,000	708,408
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,032,383
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,500,351
				13,536,593
Tax revenue: 0.44%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,222,728
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,311,813
				3,534,541
Transportation revenue: 0.13%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,041,341
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.41%
Jersey City Municipal Utilities Authority Water Fund Series C (AG Insured)	5.25%	10-15-2054	$2,000,000	$2,107,725
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,242,767
				3,350,492
				23,665,971
New York: 10.80%
Airport revenue: 2.76%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	522,467
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	549,645
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,085,265
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,158,362
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	3,500,000	3,593,200
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,305,763
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2040	1,295,000	1,443,024
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,989,398
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	2,665,000	2,638,539
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,320
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	955,065
				22,241,048
Education revenue: 2.36%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,519,904
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2042	1,175,000	1,097,209
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2043	880,000	815,648
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	975,685
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,463,899
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,434,659
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,293,228
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,509,838
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00%	7-1-2040	$1,565,000	$1,563,787
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	359,515
				19,033,372
GO revenue: 0.93%
City of New York Series D-3 (State Street Bank & Trust Co. SPA)ø	3.50	5-1-2052	5,000,000	5,000,000
City of New York Series G-2 (Bank of America N.A. SPA)ø	3.50	2-1-2055	2,500,000	2,500,000
				7,500,000
Health revenue: 0.15%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	4.00	4-1-2038	1,250,000	1,239,424
Industrial development revenue: 1.25%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	927,912
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,169,956
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,042,950
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,656,532
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,313,917
				10,111,267
Miscellaneous revenue: 0.26%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,010,128
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,250,000	1,104,094
				2,114,222
Tax revenue: 1.61%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	2,884,145
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,415,822
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,000,000	1,943,243
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,413,026
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,439,580
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,844,435
				12,940,251
Transportation revenue: 1.01%
Metropolitan Transportation Authority Series C-1	5.00	11-15-2034	3,000,000	3,131,548
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series C-1	5.25%	11-15-2030	$2,000,000	$2,006,280
Metropolitan Transportation Authority Series C-1	5.25	11-15-2031	3,000,000	3,009,419
				8,147,247
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	766,359
Water & sewer revenue: 0.37%
New York City Municipal Water Finance Authority Water & Sewer System (U.S. Bank N.A. SPA)ø	3.50	6-15-2043	3,000,000	3,000,000
				87,093,190
North Carolina: 0.70%
Health revenue: 0.52%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (JPMorgan Chase Bank N.A. SPA)ø	3.70	1-15-2048	4,220,000	4,220,000
Transportation revenue: 0.18%
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	1,425,000	1,461,397
				5,681,397
North Dakota: 0.09%
Health revenue: 0.09%
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2048	700,000	713,340
Ohio: 2.38%
Airport revenue: 0.14%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	1,100,000	1,148,638
Education revenue: 0.29%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,318,415
Health revenue: 0.89%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,828,668
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,717,571
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	739,840
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,884,366
				7,170,445
Housing revenue: 0.50%
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2029	2,070,000	2,072,007
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	2,000,000	2,000,530
				4,072,537
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.25%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88%	2-1-2026	$2,000,000	$1,995,015
Transportation revenue: 0.13%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,035,414
Utilities revenue: 0.18%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,484,600
				19,225,064
Oklahoma: 1.70%
Airport revenue: 0.73%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,895,937
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	2,000,000	2,018,289
				5,914,226
Housing revenue: 0.97%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,359,041
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,930,943
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,037,354
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	467,715
				7,795,053
				13,709,279
Oregon: 0.29%
Airport revenue: 0.26%
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	2,000,000	2,069,982
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	249,204
				2,319,186
Pennsylvania: 8.96%
Airport revenue: 1.33%
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	3,715,000	3,297,256
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,511,414
City of Philadelphia Airport Revenue Series B AMT	5.50	7-1-2051	2,500,000	2,658,239
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,619,003
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	615,772
				10,701,684
Education revenue: 0.68%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	2,000,000	2,063,571
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	747,242
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 17

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA Southwest Leadership Academy Series A	6.47%	11-1-2037	$2,170,000	$1,918,710
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	745,473
				5,474,996
GO revenue: 1.06%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,007,757
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	992,807
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,472,917
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,015,213
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,023,448
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,006,651
				8,518,793
Health revenue: 2.21%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	452,165
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	894,901
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,240,804
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,050,000	1,035,372
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	3,645,000	3,717,068
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	910,503
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1 (Bank of America N.A. LOC)ø	3.50	11-1-2061	8,600,000	8,600,000
				17,850,813
Housing revenue: 2.31%
Chester County IDA University Student Housing LLC Series A (BAM Insured)	4.00	8-1-2048	2,500,000	2,228,837
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,033,227
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.25	6-30-2053	3,430,000	3,445,433
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	989,787
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,412,922
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,553,649
				18,663,855
Miscellaneous revenue: 0.19%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,535,350
Resource recovery revenue: 0.19%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,536,247
Tax revenue: 0.13%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,046,265
Tobacco revenue: 0.12%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	1,000,000	981,374
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.74%
Lancaster City Parking Authority Series A (BAM Insured)	4.00%	9-1-2041	$1,500,000	$1,467,509
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2038	1,360,000	1,432,918
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,138,594
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	927,266
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,010,406
				5,976,693
				72,286,070
Tennessee: 0.68%
Health revenue: 0.32%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,601,769
Housing revenue: 0.23%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,833,481
Utilities revenue: 0.13%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,079,222
				5,514,472
Texas: 4.84%
Airport revenue: 1.20%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,500,031
Dallas Fort Worth International Airport Series A-1 AMT%%	5.25	11-1-2043	2,335,000	2,466,322
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,255,308
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,491,939
				9,713,600
Education revenue: 0.74%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75	6-15-2049	915,000	822,969
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.63	6-15-2045	2,000,000	2,013,533
Arlington Higher Education Finance Corp. Leadership Prep School	4.25	6-15-2059	1,100,000	1,023,408
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,241,171
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	241,230
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	610,159
				5,952,470
GO revenue: 1.55%
City of Palestine (AG Insured)	4.00	2-15-2051	3,625,000	3,229,295
City of Port Isabel144A	5.10	2-15-2049	445,000	424,265
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 19

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Waco Series A	5.00%	2-1-2049	$850,000	$888,923
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	7,949,891
				12,492,374
Health revenue: 0.16%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,332,723
Industrial development revenue: 0.12%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	986,956
Resource recovery revenue: 0.19%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	3.85	4-1-2040	1,500,000	1,500,000
Tax revenue: 0.22%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	730,000	730,352
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,071,272
				1,801,624
Transportation revenue: 0.50%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,011,801
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	550,076
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,448,758
				4,010,635
Water & sewer revenue: 0.16%
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	755,219
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	503,533
				1,258,752
				39,049,134
Utah: 1.91%
Airport revenue: 0.45%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,632,291
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,015,353
				3,647,644
Education revenue: 0.86%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	175,000	174,820
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,949,976
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,362,001
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00%	4-15-2039	$1,550,000	$1,587,026
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	200,000	194,149
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	641,760
				6,909,732
Health revenue: 0.35%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,802,811
Housing revenue: 0.13%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	945,000	1,044,256
Miscellaneous revenue: 0.12%
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	1,000,000	1,021,830
				15,426,273
Virginia: 0.36%
Health revenue: 0.30%
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	1,300,000	1,203,862
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,036,442
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	227,224
				2,467,528
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	473,441
				2,940,969
Washington: 4.02%
Airport revenue: 1.60%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,173,007
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,032,047
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,022,906
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,168,987
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,520,369
				12,917,316
GO revenue: 1.20%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,527,092
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,583,475
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	481,285
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,055,724
				9,647,576
Health revenue: 1.22%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,300,708
King County Public Hospital District No. 4 Series A%%	6.63	12-1-2045	1,000,000	993,596
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 21

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Skagit County Public Hospital District No. 1	5.50%	12-1-2039	$1,000,000	$1,069,437
Skagit County Public Hospital District No. 1	5.50	12-1-2043	1,000,000	1,025,268
Skagit County Public Hospital District No. 1	5.50	12-1-2044	1,000,000	1,023,676
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	388,789
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	708,943
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,321,527
				9,831,944
				32,396,836
West Virginia: 0.19%
Housing revenue: 0.19%
West Virginia Housing Development Fund Series A	4.40	11-1-2044	1,500,000	1,499,077
Wisconsin: 6.58%
Airport revenue: 0.32%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,036
Education revenue: 1.75%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,733
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,730,287
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,772,692
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,015,507
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	310,005
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	619,009
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2044	690,000	646,854
PFA University of Kansas	5.00	3-1-2046	5,000,000	4,981,090
				14,076,177
Health revenue: 2.52%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (BMO Harris Bank N.A. SPA)ø##	3.80	4-1-2048	10,000,000	10,000,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	940,860
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	539,239
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	733,626
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,040,865
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	1,917,409
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2034	700,000	715,596
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2035	500,000	509,436
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2036	600,000	609,281
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2037	550,000	555,413
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,054,099
See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00%	7-1-2038	$750,000	$756,996
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	498,136
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	452,777
				20,323,733
Housing revenue: 0.29%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,327,664
Industrial development revenue: 0.40%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,541,814
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2041	2,000,000	1,697,356
				3,239,170
Miscellaneous revenue: 0.36%
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	5,000,000	1,923,489
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,013,454
				2,936,943
Tax revenue: 0.94%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,121,680
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	2,090,000	2,114,091
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	334,582
				7,570,353
				53,059,076
Total municipal obligations (Cost $821,748,141)				800,919,616

		Yield	Shares
Short-term investments: 0.30%
Investment companies: 0.30%
Allspring Government Money Market Fund Select Class♠∞##		4.07	2,412,353	2,412,353
Total short-term investments (Cost $2,412,353)				2,412,353
Total investments in securities (Cost $824,160,494)	99.61%			803,331,969
Other assets and liabilities, net	0.39			3,139,109
Total net assets	100.00%			$806,471,078

See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 23

Portfolio of investments—September 30, 2025 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$668,857	$111,839,262	$(110,095,766)	$0	$0	$2,412,353	2,412,353	$72,084
See accompanying notes to portfolio of investments
24 | Allspring Managed Account CoreBuilder® Shares - Series M

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$800,919,616	$0	$800,919,616
Short-term investments
Investment companies	2,412,353	0	0	2,412,353
Total assets	$2,412,353	$800,919,616	$0	$803,331,969
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Managed Account CoreBuilder® Shares - Series M | 25